March 15, 2006

VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	United of Omaha Separate Account B 1940 Act Registration Number: 811-08336 1933 Act Registration Numbers: 333-35587 and 333-18881 CIK: 0000918659 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), United of Omaha Separate Account B, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger American Fund	0000832566	February 17, 2006
DWS Investments VIT Funds	0001006373	March 3, 2006
DWS Variable Series I Fund	0000764797	March 8, 2006
Federated Insurance Series	0000912577	March 1, 2006
MFS® Variable Insurance Trust	0000918571	March 10, 2006
Pioneer Variable Contracts Trust	0000930709	March 6, 2006
T. Rowe Price Equity Series, Inc.	0000918294	February 23, 2006 February 24, 2006
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 23, 2006
T. Rowe Price International Series, Inc.	0000918292	February 24, 2006
The Universal Institutional Funds, Inc.	0001011378	March 8, 2006
Variable Insurance Products Fund	0000356494	February 28, 2006
Variable Insurance Products Fund II	0000831016	February 28, 2006
Variable Insurance Products Fund III	0000927384	February 28, 2006

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ MICHAEL E. HUSS

Michael E. Huss
Senior Vice President, Associate General
    Counsel and Corporate Secretary
United of Omaha Life Insurance Company